Submission	Aug. 18, 2026
Submission [Line Items]
Central Index Key	0001108134
Registrant Name	Beacon Financial Corp
Registration File Number	333-294016
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES